Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010
Current assets:
Accounts receivable, less allowance for doubtful accounts of $2,015 at September 30, 2012, $1,919 at December 31, 2011 and $2,000 at December 31, 2010	$ 59,962
Inventories	4,761
Deferred income taxes	10,715
Other current assets	3,342
Total current assets	78,780
Property and equipment, net:
Medical equipment, net	206,842
Property and office equipment, net	20,762
Total property and equipment, net	227,604
Other long-term assets:
Goodwill	280,211
Other intangibles, net	234,915
Other, primarily deferred financing costs, net	11,518
Total assets	833,028
Current liabilities:
Current portion of long-term debt	3,764
Book overdrafts	3,566
Accounts payable	26,943
Accrued compensation	11,648
Accrued interest	3,601
Other accrued expenses	9,472
Total current liabilities	58,994
Long-term debt, less current portion	521,281
Interest rate swap	16,347
Pension and other long-term liabilities	6,302
Payable to Parent	13,702
Deferred income taxes	69,663
Commitments and contingencies
Shareholders' equity
Common stock, $0.01 par value; 1,000 shares authorized, issued and outstanding at September 30, 2012, December 31, 2011, and December 31, 2010
Additional paid-in capital	248,794
Accumulated deficit	(87,276)
Accumulated other comprehensive loss	(14,779)
Total Universal Hospital Services, Inc. equity	146,739
Total equity	146,739
Total liabilities and equity	$ 833,028